Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 780	$ 680	$ 760	$ 693
Provision for credit losses
Originations	1	3	2	7
Maturities	(6)	(16)	(13)	(50)
Changes in risk, parameters and exposures	140	149	286	277
Write-offs	(158)	(155)	(311)	(297)
Recoveries	33	32	66	64
Exchange rate and other		1
Balance at end of period	790	694	790	694
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	168	212	161	251
Provision for credit losses
Transfers to Stage 1	118	216	228	444
Transfers to Stage 2	(20)	(41)	(39)	(81)
Transfers to Stage 3	(1)	(1)	(1)	(1)
Originations	1	3	2	6
Maturities	(1)	(3)	(2)	(7)
Changes in risk, parameters and exposures	(98)	(189)	(182)	(413)
Exchange rate and other	(1)	2	(1)
Balance at end of period	166	199	166	199
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	612	468	599	442
Provision for credit losses
Transfers to Stage 1	(118)	(216)	(228)	(444)
Transfers to Stage 2	20	41	39	81
Transfers to Stage 3	(83)	(55)	(163)	(92)
Originations				1
Maturities	(5)	(13)	(11)	(43)
Changes in risk, parameters and exposures	197	271	387	550
Exchange rate and other	1	(1)	1
Balance at end of period	624	495	624	495
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	84	56	164	93
Changes in risk, parameters and exposures	41	67	81	140
Write-offs	(158)	(155)	(311)	(297)
Recoveries	$ 33	$ 32	$ 66	$ 64